Restatement of Previously Issued Financial Statements (Details) - Schedule of previously reported cash or investments held in the trust account - AJAX I [Member] - USD ($)	5 Months Ended
	Dec. 31, 2020	Oct. 30, 2020
As Previously Reported [Member]
Balance sheet as of October 30, 2020 (audited)
Warrant Liability
Class A Ordinary Shares Subject to Possible Redemption	775,799,047	776,216,810
Class A Ordinary Shares	293	288
Additional Paid-in Capital	5,426,113	5,008,291
Accumulated Deficit	(427,298)	(9,534)
Statement of Operations for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	536,730
Change in fair value of warrant liability
Net loss	$ (427,298)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	77,621,681
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	10,373,729
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (0.05)
Cash Flow Statement for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (427,298)
Transaction costs allocable to warrant liabilities
Change in fair value of warrant liability
Initial classification of ordinary shares subject to possible redemption (in Shares)	776,216,810
Change in value of Class A ordinary Shares subject to possible redemption (in Shares)	(417,763)
Adjustments [Member]
Balance sheet as of October 30, 2020 (audited)
Warrant Liability	$ 155,599,680	55,472,110
Class A Ordinary Shares Subject to Possible Redemption	(155,599,680)	(55,472,110)
Class A Ordinary Shares	1,556	555
Additional Paid-in Capital	112,641,012	12,514,443
Accumulated Deficit	(112,642,568)	(12,514,998)
Statement of Operations for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	1,316,194
Change in fair value of warrant liability	(111,326,374)
Net loss	$ (112,642,568)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	(5,547,211)
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	3,244,595
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (8.26)
Cash Flow Statement for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (112,642,568)
Transaction costs allocable to warrant liabilities	1,316,194
Change in fair value of warrant liability	$ 111,326,374
Initial classification of ordinary shares subject to possible redemption (in Shares)	(55,472,110)
Change in value of Class A ordinary Shares subject to possible redemption (in Shares)	(100,127,570)
As Restated [Member]
Balance sheet as of October 30, 2020 (audited)
Warrant Liability	$ 155,599,680	55,472,110
Class A Ordinary Shares Subject to Possible Redemption	620,199,367	720,744,700
Class A Ordinary Shares	1,849	843
Additional Paid-in Capital	118,067,125	17,522,734
Accumulated Deficit	(113,069,866)	$ (12,524,532)
Statement of Operations for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	1,852,924
Change in fair value of warrant liability	(111,326,374)
Net loss	$ (113,069,866)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	72,074,470
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares (in Shares)	13,618,324
Basic and diluted net loss per share, Non-redeemable ordinary shares (in Dollars per share)	$ (8.31)
Cash Flow Statement for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Net loss	$ (113,069,866)
Transaction costs allocable to warrant liabilities	1,316,194
Change in fair value of warrant liability	$ 111,326,374
Initial classification of ordinary shares subject to possible redemption (in Shares)	720,744,700
Change in value of Class A ordinary Shares subject to possible redemption (in Shares)	(100,545,333)